Note 4 - Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	December 31,
	2012	2013
Bunkers	1,854,589	930,630
Lubricants	1,297,818	1,530,463
Total	3,152,407	2,461,093